Property, plant and equipment, net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Subtotal	$ 15,228,074	$ 16,288,364
Accumulated depreciation	(5,958,240)	(5,169,729)
Total	9,269,834	11,118,635
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	11,936,896	12,776,709
Machinery and Production equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,795,133	2,982,759
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	236,890	251,508
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	46,988	50,294
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 212,167	$ 227,094